Acquisitions of Subsidiaries (Details) - USD ($)			12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2025
Acquisitions of Subsidiaries [Line Items]
Fair value market price of per share (in Dollars per share)	$ 1.61
Consideration transferred amount (in Dollars)			$ 3,582,250
Mr. Kong [Member]
Acquisitions of Subsidiaries [Line Items]
Ordinary shares issued		2,225,000	2,225,000
Consideration transferred amount (in Dollars)	$ 3,582,250